Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Best estimate of future payments for guarantee obligations	Maximum potential payments (1) December 31, ($ in millions) 2022 2021 Performance guarantees 4,300 4,540 Financial guarantees 96 52 Indemnification guarantees (2) — 136 Total 4,396 4,728
Provisions for warranties
($ in millions) 2022 2021 2020
Balance at January 1, 1,005 1,035 816
Net change in warranties

due to acquisitions,

divestments, spin-offs

and
liabilities held for sale
(1)
(24) 1 8
Claims paid in cash or

in kind

(157) (222) (209)
Net increase in provision

for changes in
estimates, warranties issued

and warranties expired

252 226 369
Exchange rate differences

(48) (35) 51
Balance at December 31, 1,028 1,005 1,035
(1)

Includes adjustments

to the

initial purchase

price allocation

recorded

during the

measurement

period.